JPMorgan Municipal Bond Funds

JPMorgan Municipal Income Fund

JPMorgan Arizona Municipal Bond Fund

JPMorgan Kentucky Municipal Bond Fund

JPMorgan Louisiana Municipal Bond Fund

JPMorgan Michigan Municipal Bond Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan West Virginia Municipal Bond Fund

(All Classes)

(each, a series of JPMorgan Trust II)

Supplement dated June 3, 2005

to the Funds’ Prospectuses dated February 19, 2005

JPMorgan Arizona Municipal Bond Fund, JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund, JPMorgan Ohio Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund (collectively, “State Specific Municipal Bond Funds”) and JPMorgan Municipal Income Fund are revising the disclosure concerning average weighted maturity to indicate that each Fund’s average weighted maturity will ordinarily be between three and 15 years. The following information supplements the JPMorgan Municipal Bond Fund Prospectuses:

(A)	State Specific Municipal Bond Funds. The third sentence under the heading “What are the Fund’s main investment strategies?” in the Fund Summary for each of the State Specific Municipal Bond Funds and the last bullet point under each of the following headings “JPMorgan Arizona Municipal Bond Fund,” “JPMorgan Kentucky Municipal Bond Fund,” “JPMorgan Louisiana Municipal Bond Fund,” “JPMorgan Michigan Municipal Bond Fund,” “JPMorgan Ohio Municipal Bond Fund,” and “JPMorgan West Virginia Municipal Bond Fund” in “More About the Funds—Principal Investment Strategies” are hereby deleted and replaced with the following:

The Fund’s average weighted maturity normally will be between three and 15 years, although the Fund may invest in securities with any maturity.

(B)	JPMorgan Municipal Income Fund. The third sentence under the heading “What are the Fund’s main investment strategies?” in the Fund Summary and the last bullet point under the heading “JPMorgan Municipal Income Fund” in “More About the Funds—Principal Investment Strategies” are hereby deleted and replaced with the following:

The Fund’s average weighted maturity will range from three to 15 years, although the Fund may shorten its average weighted maturity to as little as two years if appropriate for temporary defensive purposes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

TOG-F-121-1